CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	3 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance cost	$ 160,345	$ 160,345